Fair Value Measurements - Fair value of assets and liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Assets
Marketable securities		$ 23,998,000	$ 23,998,000
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Liabilities, Transfer from Level 1 to Level 2	$ 0
Liabilities, Transfer from Level 2 to Level 1	0
Liabilities, Transfer into Level 3	0
Liabilities, Transfer out of Level 3	$ 0
Fair Value Measurements Recurring [Member]
Assets
Marketable securities			23,998,000
Total assets measured at fair value			23,998,000
Liabilities:
Convertible promissory notes (see Note 12)		27,128,000
Preferred stock warrants		15,821,000	12,099,000
One Srl call option (see Note 11)		2,416,000	1,545,000	$ 2,623,000
Total liabilities measured at fair value		45,365,000	13,644,000	31,355,000
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Assets, Transfer from Level 1 to Level 2		0	0
Assets, Transfer from Level 2 to Level 1		0	0
Assets, Transfer into Level 3		0	0
Assets, Transfer out of Level 3		0	0
Liabilities, Transfer from Level 1 to Level 2		0	0
Liabilities, Transfer from Level 2 to Level 1		0	0
Liabilities, Transfer into Level 3		0	0
Liabilities, Transfer out of Level 3		0	0
Fair Value Measurements Recurring [Member] | Fair Value Inputs Level1 [Member]
Assets
Marketable securities			23,998,000
Total assets measured at fair value			23,998,000
Fair Value Measurements Recurring [Member] | Fair Value Inputs Level3 [Member]
Liabilities:
Convertible promissory notes (see Note 12)		27,128,000
Preferred stock warrants		15,821,000	12,099,000
One Srl call option (see Note 11)		2,416,000	1,545,000	2,623,000
Total liabilities measured at fair value		$ 45,365,000	$ 13,644,000	$ 31,355,000